Consolidated Statements of Stockholders' Equity - USD ($)	Total	Warrant [Member]	Treasury Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]
Balance, shares at Aug. 31, 2017				719,064
Balance, amount at Aug. 31, 2017	$ 5,615,000	$ (9,400,000)			$ 15,016,000
Warrants exercised for cash, shares		37,500		938
Warrants issued with convertible debt	859,000				859,000
Warrants exercised for cash, amount	75,000				75,000
Net Income (Loss)	(16,823,000)	$ (16,823,000)
Common stock issued for services rendered, shares				1,293
Stock-based compensation expense	200,000				200,000
Intrinsic value due to beneficial conversion feature	2,156,000				$ 2,155,000
Common stock issued for services rendered, amount	$ 163,000			$ 163,000
Balance, shares at Aug. 31, 2018				721,295
Balance, amount at Aug. 31, 2018	$ (7,755,000)	$ (26,223,000)			$ 18,468,000
Warrants exercised for cash, shares				6,688
Warrants exercised for cash, amount	660,000				660,000
Net Income (Loss)	(2,246,000)
Common stock issued for services rendered, shares				966
Common stock issued for services rendered, amount	$ 113,000				$ 113,000
Common shares issued upon conversion of convertible notes and interest, shares				16,624
Balance, shares at Nov. 30, 2018				745,573
Balance, amount at Nov. 30, 2018	$ (7,506,000)				$ 20,963,000
Balance, shares at Aug. 31, 2018				721,295
Balance, amount at Aug. 31, 2018	$ (7,755,000)	$ (26,223,000)			$ 18,468,000
Warrants exercised for cash, shares		6,688		6,688
Warrants exercised for cash, amount	660,000				660,000
Reclass of derivative liability upon conversion of related convertible notes	12,000				12,000
Net Income (Loss)	$ (18,727,000)	$ (18,727,000)
Common stock issued for services rendered, shares				4,985
Stock-based compensation expense	$ 369,000				$ 369,000
Treasury stock received for settlement of note receivable, shares
Shares issued to induce debt conversion, shares				68,304
Common stock issued for services rendered, amount	263,000				263,000
Common shares issued upon conversion of convertible notes and interest, shares				105,776
Common shares issued upon conversion of convertible notes and interest, amount	8,904,000				8,904,000
Shares issued to induce debt conversion, amount	3,829,000				3,829,000
Treasury stock received for settlement of note receivable, amount	$ (325,000)		$ (325,000)
Balance, shares at Aug. 31, 2019				907,047
Balance, amount at Aug. 31, 2019	$ (12,770,000)	$ (44,950,000)	$ (325,000)		$ 32,505,000
Net Income (Loss)	$ (2,556,000)
Balance, shares at Nov. 30, 2019				907,047
Balance, amount at Nov. 30, 2019	$ (15,212,000)		$ (325,000)		$ 32,619,000